CONDENSED CONSOLIDATED STATEMENTS OF EQUITY - USD ($)		Total	Class T and Class I Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total Stockholders' Equity	Noncontrolling Interest
Beginning balance, Shares at Dec. 31, 2017		42,207,160
Beginning balance at Dec. 31, 2017		$ 353,224,000	$ 422,000	$ 376,284,000	$ (23,482,000)	$ 353,224,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, number of shares		25,537,018
Issuance of common stock		$ 255,252,000	256,000	254,996,000		255,252,000
Offering costs - common stock		$ (23,760,000)		(23,760,000)		(23,760,000)
Issuance of common stock under the DRIP, shares		1,838,711
Issuance of common stock under the DRIP		$ 17,612,000	18,000	17,594,000	0	17,612,000
Issuance of vested and nonvested restricted common stock, shares		22,500
Issuance of vested and nonvested restricted common stock		$ 45,000		45,000		45,000
Amortization of nonvested common stock compensation		$ 140,000		140,000	0	140,000
Repurchase of common stock, shares		(350,418)
Repurchase of common stock		$ (3,312,000)	(4,000)	(3,308,000)	0	(3,312,000)
Adjustment to value of redeemable noncontrolling interests		(232,000)		(232,000)	0	(232,000)
Distributions declared		(32,943,000)			(32,943,000)	(32,943,000)
Net loss	[1]	$ (8,354,000)			(8,354,000)	(8,354,000)
Ending balance, Shares at Dec. 31, 2018		69,254,971
Ending balance at Dec. 31, 2018		$ 557,672,000	692,000	621,759,000	(64,779,000)	557,672,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, number of shares		8,884,165
Issuance of common stock		$ 88,715,000	89,000	88,626,000		88,715,000
Offering costs - common stock		$ (7,432,000)		(7,432,000)		(7,432,000)
Issuance of common stock under the DRIP, shares		2,666,913
Issuance of common stock under the DRIP		$ 25,533,000	26,000	25,507,000	0	25,533,000
Issuance of vested and nonvested restricted common stock, shares		22,500
Issuance of vested and nonvested restricted common stock		$ 43,000		43,000		43,000
Amortization of nonvested common stock compensation		$ 164,000		164,000	0	164,000
Repurchase of common stock, shares		(928,675)
Repurchase of common stock		$ (8,609,000)	(9,000)	(8,600,000)	0	(8,609,000)
Adjustment to value of redeemable noncontrolling interests		(173,000)		(173,000)	0	(173,000)
Distributions declared		(47,065,000)			(47,065,000)	(47,065,000)
Net loss	[1]	$ (18,769,000)			(18,769,000)	(18,769,000)
Ending balance, Shares at Dec. 31, 2019		79,899,874
Ending balance at Dec. 31, 2019		$ 590,079,000	798,000	719,894,000	(130,613,000)	590,079,000	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Offering costs - common stock		$ (1,000)		(1,000)		(1,000)
Issuance of common stock under the DRIP, shares		674,756
Issuance of common stock under the DRIP		$ 6,437,000	7,000	6,430,000	0	6,437,000	0
Amortization of nonvested common stock compensation		$ 43,000		43,000	0	43,000	0
Repurchase of common stock, shares		0
Contribution from noncontrolling interest		$ 1,250,000	0	0	0	0	1,250,000
Adjustment to value of redeemable noncontrolling interests		(108,000)		(108,000)	0	(108,000)	0
Distributions declared		(12,019,000)			(12,019,000)	(12,019,000)	0
Net loss	[2]	$ (7,850,000)			(7,766,000)	(7,766,000)	(84,000)
Ending balance, Shares at Mar. 31, 2020		80,574,630
Ending balance at Mar. 31, 2020		$ 577,831,000	805,000	726,258,000	(150,398,000)	576,665,000	1,166,000
Beginning balance, Shares at Dec. 31, 2019		79,899,874
Beginning balance at Dec. 31, 2019		$ 590,079,000	798,000	719,894,000	(130,613,000)	590,079,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Offering costs — common stock		$ 65,000		65,000		65,000
Issuance of common stock under the DRIP, shares		2,081,895
Issuance of common stock under the DRIP		$ 19,862,000	22,000	19,840,000		19,862,000
Issuance of vested and nonvested restricted common stock, shares		22,500
Issuance of vested and nonvested restricted common stock		$ 43,000		43,000		43,000
Amortization of nonvested common stock compensation		$ 172,000		172,000		172,000
Repurchase of common stock, shares		(664,932)
Repurchase of common stock		$ (6,214,000)	(7,000)	(6,207,000)		(6,214,000)
Contribution from noncontrolling interest		1,250,000					1,250,000
Distributions to noncontrolling interest		(77,000)					(77,000)
Adjustment to value of redeemable noncontrolling interests		(615,000)		(615,000)	0	(615,000)
Distributions declared		(36,377,000)			(36,377,000)	(36,377,000)
Net loss	[1]	$ (18,449,000)			(18,057,000)	(18,057,000)	(392,000)
Ending balance, Shares at Dec. 31, 2020		81,339,337
Ending balance at Dec. 31, 2020		$ 549,739,000	813,000	733,192,000	(185,047,000)	548,958,000	781,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Offering costs — common stock		$ 3,000		3,000	0	3,000	0
Issuance of common stock under the DRIP, shares		430,349
Issuance of common stock under the DRIP		$ 4,106,000	5,000	4,101,000	0	4,106,000	0
Amortization of nonvested common stock compensation		$ 43,000		43,000	0	43,000	0
Repurchase of common stock, shares		(72,339)
Repurchase of common stock		$ (714,000)	(1,000)	(713,000)	0	(714,000)	0
Distributions to noncontrolling interest		(24,000)					(24,000)
Adjustment to value of redeemable noncontrolling interests		(140,000)		(140,000)	0	(140,000)	0
Distributions declared		(8,044,000)			(8,044,000)	(8,044,000)	0
Net loss	[2]	$ (3,868,000)			(3,744,000)	(3,744,000)	(124,000)
Ending balance, Shares at Mar. 31, 2021		81,697,347
Ending balance at Mar. 31, 2021		$ 541,101,000	$ 817,000	$ 736,486,000	$ (196,835,000)	$ 540,468,000	$ 633,000

[1]	Amount excludes $493,000, $82,000 and $232,000 for the years ended December 31, 2020, 2019 and 2018, respectively, of net loss attributable to redeemable noncontrolling interests. See Note 11, Redeemable Noncontrolling Interests, for a further discussion.
[2]	Amount excludes $140,000 and $83,000 of net loss attributable to redeemable noncontrolling interests for the three months ended March 31, 2021 and 2020, respectively. See Note 11, Redeemable Noncontrolling Interests, for a further discussion.